UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2025 to August 15, 2025

Commission File Number of issuing entity:  333-280224-05

Central Index Key Number of issuing entity:  0002051421

BMO 2025-C11 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-280224

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555524

LoanCore Capital Markets LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001931347

Greystone Commercial Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Paul Vanderslice (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7343952
38-7343953
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 15, 2025 a distribution was made to holders of the certificates issued by BMO 2025-C11 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by BMO Commercial Mortgage Securities LLC (the "Depositor") and held by BMO 2025-C11 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 18, 2025 to August 15, 2025.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 7, 2025. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2025. The Central Index Key number for Bank of Montreal is 0000927971.

Societe Generale Financial Corporation one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2025. The Central Index Key number for Societe Generale Financial Corporation is 0001755531.

Starwood Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 23, 2025. The Central Index Key number for Starwood Mortgage Capital LLC is 0001548405.

UBS AG ("UBS AG") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2025. The Central Index Key number for UBS AG is 0001685185.

German American Capital Corporation ("GACC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2025. The Central Index Key number for GACC is 0001541294.

National Cooperative Bank, N.A. ("NCB ") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 7, 2025. The Central Index Key number for NCB  is 0001577313.

Citi Real Estate Funding Inc. ("CREFI") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2025. The Central Index Key number for CREFI is 0001701238.

Barclays Capital Real Estate Inc. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2025. The Central Index Key number for Barclays Capital Real Estate Inc. is 0001549574.

LMF Commercial, LLC ("LMF") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 3, 2025. The Central Index Key number for LMF is 0001592182.

LoanCore Capital Markets LLC ("LCM") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 31, 2025. The Central Index Key number for LCM is 0001555524.

Goldman Sachs Mortgage Company ("GSMC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2025. The Central Index Key number for GSMC is 0001541502.

Greystone Commercial Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 21, 2025. The Central Index Key number for Greystone Commercial Mortgage Capital LLC is 0001931347.

Natixis Real Estate Capital LLC ("NREC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2025. The Central Index Key number for NREC is 0001542256.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 28, 2025 under Commission File No. 333-280224-05 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 28, 2025 under Commission File No. 333-280224-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2025-C11 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	07/17/2025	$2,500.00
Current Distribution Date	08/15/2025	$2,500.00

Whole Loan Custodial Account (s) (340 Mt Kemble Whole Loan and 29-33 Ninth Avenue Whole Loan)
Prior Distribution Date	07/17/2025	$0.00
Current Distribution Date	08/15/2025	$0.00

REO Account
Prior Distribution Date	07/17/2025	$0.00
Current Distribution Date	08/15/2025	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2025-C11 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	07/17/2025	$6,994.91
Current Distribution Date	08/15/2025	$7,254.47

Interest Reserve Account
Prior Distribution Date	07/17/2025	$0.00
Current Distribution Date	08/15/2025	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	07/17/2025	$0.00
Current Distribution Date	08/15/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2025-C11 Mortgage Trust, relating to the August 15, 2025 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 28, 2025 under Commission File No. 333-280224-05 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 28, 2025 under Commission File No. 333-280224-05 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: August 28, 2025